International Operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Loans:
Loans	$ 6,348,172,000	$ 5,964,688,000
Less allowance for probable loan losses	(67,687,000)	(64,661,000)	$ (66,988,000)	$ (64,828,000)
Net loans	6,280,485,000	5,900,027,000
Accrued interest receivable	34,456,000	32,172,000
International Banking Services
Loans:
Accrued interest receivable	671,000	603,000
Outstanding standby and commercial letters of credit	99,547,000
Revenues	5,248,000	5,495,000	$ 6,113,000
International Banking Services | Foreign
Loans:
Loans	158,886,000	167,220,000
Less allowance for probable loan losses	(842,000)	(884,000)
Net loans	158,044,000	166,336,000
International Banking Services | Foreign | Commercial
Loans:
Loans	113,019,000	124,079,000
International Banking Services | Foreign | Others
Loans:
Loans	$ 45,867,000	$ 43,141,000